UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH 45247

(Address of principal executive offices) (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:            513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2011

Common Stocks	Shares	Fair Value

Air Products and Chemicals, Inc.	22,300	1,703,051
BHP Billiton Ltd., - ADR	26,700	1,773,948
5.8% - Total For Materials		$3,476,999

3M Company	24,645	1,769,265
Eaton Corporation	33,300	1,182,150
Emerson Electric Company	53,830	2,223,717
8.7% - Total For Industrials		$5,175,132

AT&T Incorporated	65,770	1,875,760
3.1% - Total For Telecomm Services		$1,875,760

Coca Cola Company	17,990	1,215,404
Colgate-Palmolive Company	13,900	1,232,652
Kellogg Company	23,300	1,239,327
Nestle SA - ADR	34,100	1,882,320
Pepsico, Incorporated	41,135	2,546,257
Procter & Gamble Company	30,710	1,940,258
16.8% - Total For Consumer Staples		$10,056,218

Comcast Corporation, Class A Special	52,250	1,082,620
Johnson Controls Inc.	45,300	1,194,561
McDonald's Corporation	13,700	1,203,134
Staples, Inc.	86,400	1,149,120
Target Corporation	36,200	1,775,248
10.7% - Total For Consumer Discretionary		$6,404,683

Chevron Corporation	26,185	2,424,469
Royal Dutch Shell PLC - Class B ADR	37,700	2,339,285
Schlumberger Ltd.	30,050	1,794,887
Statoil ASA - ADR	86,700	1,868,385
Williams Companies Inc.	73,800	1,796,292
17.1% - Total For Energy		$10,223,318

ACE Limited	20,100	1,218,060
Allstate Corporation	38,105	902,707
PNC Financial Services Group, Inc.	36,240	1,746,406
RenaissanceRe Holdings, Ltd.	18,500	1,180,300
U.S. Bancorp	53,200	1,252,328
10.6% - Total For Financial Services		$6,299,801

Abbott Laboratories	47,430	2,425,570
Becton, Dickinson and Company	23,870	1,750,148
Covance, Inc.*	13,000	590,850
Gilead Sciences Inc.*	32,450	1,259,060
Medtronic, Inc.	31,300	1,040,412
11.8% - Total For Health Care		$7,066,040

Adobe Systems, Inc.*	47,400	1,145,658
Cisco Systems, Inc.*	72,000	1,116,000
International Business Machines Corporation	10,100	1,766,187
Linear Technology Corporation	45,000	1,244,250
Microsoft Corporation	74,785	1,861,399
Qualcomm, Inc.	36,830	1,791,043
14.9% - Total For Information Technology		$8,924,537

Total Common Stocks 99.5%		$59,502,488
(Identified Cost $59,907,439)

Cash Equivalents
First American Government Obligation Fund, Class Z**	1,845,290	1,481,942
Total Cash Equivalents 2.5%		$1,481,942
(Identified Cost $1,481,942)

Total Portfolio Value 102.0%		$60,984,430
(Identified Cost $61,389,381)

Other Assets in Excess of Liabilities (2.0%)		$(1,198,620)

Total Net Assets 100.0%		$59,785,810

* Non-income producing security.
** Variable Rate Security; as of September 30, 2011, the yield was 0.00%
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2011

Common Stocks	Shares	Fair Value

Air Products and Chemicals, Inc.	8,700	664,419
BHP Billiton LTD - ADR	9,300	617,892
Freeport McMoran Copper & Gold	7,000	213,150
Potash Corporation of Saskatchewan, Inc.	13,620	588,656
Stillwater Mining Company*	19,500	165,750
6.8% - Total For Materials		$2,249,867

3M Company	8,200	588,678
Eaton Corporation	26,200	930,100
Emerson Electric Company	21,500	888,165
Norfolk Southern Corporation	11,180	682,204
Polypore International, Inc.*	6,100	344,772
Union Pacific Corporation	4,100	334,847
11.5% - Total For Industrials		$3,768,766

Kellogg Company	13,175	700,778
Pepsico, Incorporated	17,700	1,095,630
Procter & Gamble Company	16,900	1,067,742
Wal-Mart Stores, Inc.	25,475	620,062
10.6% - Total For Consumer Staples		$3,484,212

Johnson Controls Inc.	34,500	909,765
Kohl's Corporation*	15,300	751,230
McDonald's Corporation	7,550	663,041
Walt Disney Company	11,100	334,776
8.1% - Total For Consumer Discretionary		$2,658,812

Baker Hughes, Incorporated	12,510	577,337
Chevron Corporation	7,670	710,165
CNOOC Limited - ADR	4,970	796,691
Royal Dutch Shell PLC, Class A ADR	9,900	609,048
Royal Dutch Shell PLC, Class B ADR	6,450	400,222
Schlumberger Ltd.	18,455	1,102,317
12.8% - Total For Energy		$4,195,780

ACE Limited	11,900	721,140
Axis Capital Holdings Limited	26,250	680,925
Franklin Resources, Inc.	6,180	591,055
PNC Financial Services Group, Inc.	21,350	1,028,857
RenaissanceRe Holdings Ltd.	10,600	676,280
11.2% - Total For Financial Services		$3,698,257

Abbott Laboratories	13,180	674,025
Celgene Corp.*	16,100	996,751
CareFusion Corporation*	28,675	686,766
Covance, Inc.*	14,150	643,117
Gilead Sciences, Inc.*	27,100	1,051,480
Watson Pharmaceuticals, Inc.*	9,450	644,963
14.3% - Total For Health Care		$4,697,102

Adobe Systems Incorporated*	27,100	655,007
Apple Computer, Incorporated*	3,425	1,306,021
Cisco Systems, Inc.*	44,510	689,905
Cognizant Technologies Solutions Corporation*	5,450	341,715
EMC Corporation*	32,650	685,324
Google Inc., Class A*	2,025	1,042,956
International Business Machines Corp.	3,890	680,244
Microsoft Corporation	30,700	764,123
Qualcomm, Inc.	14,400	700,272
20.9% - Total For Information Technology		$6,865,567

Total Common Stocks 96.2%		$31,618,363
(Identified Cost $31,793,716)

Cash Equivalents
First American Government Obligation Fund, Class Z**	27,141	1,282,538
Total Cash Equivalents 3.9%		$1,282,538
(Identified Cost $1,282,538)

Total Portfolio Value 100.1%		$32,900,901
(Identified Cost $33,076,254)

Other Assets in Excess of Liabilities (0.1%)		$(15,082)

Total Net Assets 100.0%		$32,885,819

* Non-income producing security.
** Variable Rate Security; as of September 30, 2011, the yield was 0.00%
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

DYNAMIC GROWTH FUND	Portfolio of Investments as of September 30, 2011

Common Stocks	Shares	Fair Value

CF Industries Holdings, Inc.	2,100	259,119
Freeport McMoran Copper & Gold	5,000	152,250
Molycorp, Incorporated*	2,200	72,314
Mosaic Company	2,500	122,425
Potash Corporation of Saskatchewan, Inc.	7,760	335,387
Stillwater Mining Company*	15,700	133,450
Walter Industries	900	54,009
13.2% - Total For Materials		$1,128,954

Caterpillar, Inc.	1,325	97,838
Cummins, Incorporated	2,300	187,818
Deere & Company	1,500	96,855
Eaton Corporation	4,980	176,790
Norfolk Southern Corporation	4,000	244,080
Polypore International, Inc.*	7,200	406,944
Union Pacific Corporation	2,400	196,008
16.4% - Total For Industrials		$1,406,333

Amazon.com Inc.*	400	86,492
Chipotle Mexican Grill, Inc.*	350	106,033
Deckers Outdoor*	1,150	107,134
Dick's Sporting Goods, Inc.*	5,500	184,030
Ford Motor Company*	8,000	77,360
Fossil*	700	56,742
Gentex Corporation	2,500	60,125
Johnson Controls, Inc.	6,175	162,835
Lululemon Athletica Inc.*	1,600	77,904
Netflix, Inc.*	1,950	220,877
Panera Bread*	1,000	103,940
Phillips - Van Heusen	1,000	58,240
Priceline.com Incorporated*	675	303,386
Tractor Supply	1,400	87,542
Under Armour, Inc.*	1,150	76,371
Ulta Salon Cosmetics and Fragrance, Incorporated*	1,400	87,122
21.6% - Total For Consumer Discretionary		$1,856,133

Baker Hughes, Incorporated	5,900	272,285
CARBO Ceramics Inc.	2,200	225,566
CNOOC Limited - ADR	1,447	231,954
Complete Production Services, Inc.*	4,200	79,170
Halliburton Company	3,725	113,687
Nabors Industries, Incorporated*	8,000	98,080
Schlumberger Ltd.	3,980	237,725
Seadrill Ltd.	6,160	169,585
16.7% - Total For Energy		$1,428,052

CIT Group Inc.*	2,500	75,925
T. Rowe Price Group	1,500	71,655
1.7% - Total For Financial Services		$147,580

Celgene Corp.*	1,170	72,435
Ironwood Pharmaceuticals, Inc.*	5,000	54,000
Pharmasset, Inc.*	1,400	115,318
Vertex Pharmaceuticals Incorporated*	1,870	83,140
3.8% - Total For Health Care		$324,893

Acme Packet, Inc.*	1,800	76,662
Apple Inc.*	1,640	625,365
Arm Holdings PLC ADR*	4,400	112,200
Baidu.com*	1,500	160,365
Salesforce.com, Inc.*	600	68,568
F5 Networks*	1,600	113,680
Fortinet, Inc.*	4,400	73,920
Google Inc., Class A*	205	105,583
Informatica*	1,900	77,805
JDS Uniphase Corp.*	8,700	86,739
Juniper Networks Inc.*	9,200	158,792
Opentable Incoporated*	1,750	80,517
SolarWinds, Inc.*	5,200	114,504
Terradata Corporation*	3,400	182,002
VMWare Inc. - Class A*	1,700	136,646
25.3% - Total For Information Technology		$2,173,348

Total Common Stocks 98.7%		$8,465,293
(Identified Cost $9,602,932)

Cash Equivalents
First American Government Obligation Fund, Class Z**	26,127	55,924
Total Cash Equivalents 0.7%		$55,924
(Identified Cost $55,924)

Total Portfolio Value 99.4%		$8,521,217
(Identified Cost $9,658,856)

Liabilities in Excess of Other Assets 0.6%		$54,963

Total Net Assets 100.0%		$8,576,180

* Non-income producing security.
** Variable Rate Security; as of June 30, 2011, the yield was 0.00%
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of September 30, 2011

Common Stocks	Shares	Fair Value

Alcoa, Inc.	5,300	50,721
Allegheny Technologies Incorporated	1,500	55,485
CF Industries Holdings, Inc.	700	86,373
Cliffs Natural Resources Incorporated	900	46,053
Eastman Chemical Company	1,000	68,530
Freeport McMoran Copper & Gold	2,000	60,900
Nucor Corporation	2,000	63,280
6.2% - Total For Materials		$431,342

Caterpillar Tractor Company	900	66,456
CSX Corporation	3,000	56,010
Dover Corporation	1,400	65,240
Eaton Corporation	1,800	63,900
Expeditors International of Washington, Inc.	1,900	77,045
Fluor Corporation	1400	65,170
Northrup Grumman	1,300	67,821
Norfolk Southern Corporation	1,400	85,428
Parker Hannifin Corporation	1,100	69,443
Ryder System, Incorporated	1,800	67,518
9.8% - Total for Industrials		$684,031

MetroPCS Communications, Inc.*	8,600	74,863
1.1% - Total for Telecomm Services		$74,863

Dean Food Company*	7,600	67,412
Kroger Company	3,500	76,860
Tyson Foods Incorporated	4,100	71,176
Walgreen Company	2,300	75,647
Whole Foods Market, Incorporated	2,100	137,151
6.2% - Total For Consumer Staples		$428,246

Autonation, Inc.*	2,800	91,784
CBS Corporation, Class B	3,400	69,292
Cablevision Systems New York Group	3,700	58,201
Discovery Communications Incorporated*	2,200	82,764
Gamestop Corporation*	3,800	87,780
J. C. Penney Company, Incorporated	2,900	77,662
Kohl's Corporation	1,800	88,380
Netflix Inc.*	500	56,635
Stanley Black and Decker Incorporated	1,300	63,830
Time Warner Cable Incorporated*	1,200	75,204
10.8% - Total For Consumer Discretionary		$751,532

Apache Corporation	700	56,168
Baker Hughes, Incorporated	1,300	59,995
Chevron Corporation	1,500	138,885
Conocophillips	1,000	63,320
Denbury Resources*	3,800	43,700
Exxon Mobil Corporation	3,900	283,257
Halliburton Company	1,900	57,988
Helmerich & Payne, Incorporated	1,600	64,960
Marathon Petroleum Corporation*	900	24,354
Hess Corporation	1,000	52,460
Murphy Oil Corporation	1,100	48,576
Nabors Industries Incorporated*	3,900	47,814
Peabody Energy Corporation	1,500	50,820
Consol Energy	1,900	64,467
Schlumberger Ltd.	1,100	65,703
Tesoro Petroleum Corporation*	4,500	87,615
USX - Marathon Group Inc.	2,900	62,582
Valero Energy Corporation	3,400	60,452
19.1% - Total For Energy		$1,333,116

Aflac Incorporated	2,500	87,375
Ameriprise Financial, Inc.	1,900	74,784
Blackrock, Inc.	500	74,005
Capital One Financial Corporation	1,400	55,482
Hartford Financial Services Group Inc.	3,900	62,946
Janus Capital Group Inc.	7,300	43,800
Moody's Corporation	2,500	76,125
Nasdaq Stock Market Inc.*	3,600	83,304
NYSE Euronext	2,800	65,072
Prudential Financial, Inc.	1,200	56,232
Regions Financial Corporation	18,200	60,606
10.6% - Total For Financial Services		$739,731

Amerisourcebergen Corporation	4,240	158,025
Boston Scientific Corporation*	12,300	72,693
Cardinal Health, Incorporated	1,600	67,008
Cerner Corporation*	1,600	109,632
Covidien PLC	1,700	74,970
Coventry Health Care Inc.*	2,800	80,668
Tenet Healthcare*	13,000	53,430
8.8% - Total For Health Care		$616,426

Agilent Technologies, Inc.*	2,100	65,625
Altera Corporation	2,400	75,672
Analog Devices, Inc.	2,000	62,500
Apple Computer, Incorporated*	700	266,924
Autodesk, Inc.*	2,300	63,917
Broadcom Corp.	3,500	116,515
Cognizant Technology Solutions Corporation*	1,200	75,240
Dell, Inc.*	6,500	91,910
Google Inc. - Class A*	200	103,008
Intel Corporation	4,600	98,141
Jabil Circuit, Inc.	9,160	162,956
Linear Technology Corporation	2,800	77,420
LSI Corp.*	12,900	66,822
MEMC Electronic Materials*	10,200	53,448
Western Union Company*	4,800	73,392
Microsoft Corporation	5,900	146,851
Oracle Corporation	2,800	80,472
Teradyne*	5,600	61,656
25.0% - Total For Information Technology		$1,742,469

Total Common Stocks 97.6%		$6,801,756
(Identified Cost $7,497,825)

Real Estate Investment Trusts (REITs)
Public Storage Inc.	700	77,945
Weyerhaeuser Company	3,700	57,535
Total REITs 1.9%		$135,480
(Identified Cost $106,896)

Cash Equivalents
First American Government Obligation Fund, Class Z**	32,724	32,724
Total Cash Equivalents 0.5%		$32,724
(Identified Cost $32,724)

Total Portfolio Value 100.0%		$6,969,960
(Identified Cost $7,637,445)

Liabilities in Excess of Other Assets: 0.0%		$(379)

Total Net Assets 100.0%		$6,969,581

* Non-income producing security.
** Variable Rate Security; as of September 30, 2011, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2011

Common Stocks	Shares	Fair Value

Cabot Corporation	15,000	371,700
CF Industries Holdings, Inc.	2,500	308,475
Cliffs Natural Resources Incorporated	3,800	194,446
Commercial Metals Company	21,900	208,269
Eastman Chemical Company	3,300	226,149
Greif Brothers Corporation	4,500	193,005
Huntsman Corporation	17,000	164,390
International Paper Company	11,200	260,400
Kronos Worldwide Inc.	11,000	176,880
Molycorp, Incorporated*	4,800	157,776
Reliance Steel & Aluminum Co.	5,900	200,659
Schnitzer Steel Industries, Inc.	6,700	246,560
8.7% - Total For Materials		$2,708,709

Agco Corp*	6,800	235,076
CNH Global N.V.*	11,100	291,264
Copart, Inc.*	6,000	234,720
Dover Corporation	5,000	233,000
Fluor Corporation	4,500	209,475
Hertz Global Holdings Incorporated*	28,800	256,320
KBR, Inc.	9,200	217,396
Kennametal, Incorporated	8,200	268,468
Lincoln Electric	8,600	249,486
Monster Worldwide*	32,300	231,914
MSC Industrial Direct	4,700	265,362
Navistar International*	5,300	170,236
Parker Hannifin Corporation	3,600	227,268
Ryder System, Incorporated	6,600	247,566
URS Corporation*	7,700	228,382
Wesco International*	5,400	181,170
12.0% - Total For Industrials		$3,747,103

MetroPCS Communications, Inc.*	45,600	396,948
1.3% - Total For Telecommunications		$396,948

Corn Products International, Inc.	8,100	317,844
Herbalife Ltd.	16,500	884,400
Smithfield Foods, Inc.*	13,900	271,050
4.7% - Total For Consumer Staples		$1,473,294

Autoliv Inc.	6,300	305,550
Clear Channel Outdoor Holdings, Inc.*	26,600	248,976
Discovery Communications Incorporated*	16,700	628,254
Dish Network Corporation*	9,800	245,490
Federal-Mogal Corporation*	16,000	236,000
Foot Locker, Inc.	13,800	277,242
Hyatt Hotels Corp., Class A*	6,800	213,316
J.C. Penney Company, Incorporated	10,100	270,478
Lear Corporation*	8,000	343,200
Phillips-Van Heusen	4,800	279,552
Regal Entertainment Group	20,000	234,800
Royal Caribbean Cruises Ltd*	9,800	212,072
Sirius XM Radio Inc.*	145,000	218,950
Tempur-Pedic International*	4,900	257,789
TRW Automotive Holdings Corp.*	10,400	340,392
Wendy's Company	50,600	232,254
14.5% - Total For Consumer Discretionary		$4,544,315

Arch Coal, Inc.	11,600	169,128
Atwood Oceanics*	6,600	226,776
Denbury Resources*	14,100	162,150
Helmerich & Payne, Incorporated	4,500	182,700
Murphy Oil Corporation	4,400	194,304
Nabors Industries, Incorporated*	12,800	156,928
Oceaneering International	8,400	296,856
Oil States International, Inc.*	4,400	224,048
Patterson-UTI Energy, Inc.	11,300	195,942
Peabody Energy Corporation	4,900	166,012
Plains Exploration & Production Company*	8,700	197,577
RPC	13,100	213,792
Seacor Holdings Inc.*	3,100	248,651
Tesoro Petroleum Corporation*	22,800	443,916
Unit Corporation*	6,000	221,520
Valero Energy Corporation	16,000	284,480
11.5% - Total For Energy		$3,584,780

American Capital Ltd*	32,100	218,922
Ares Capital Corporation	18,200	250,614
Commerce Bancshares Inc.	7,100	246,725
First Niagara Financial Group, Inc.	23,000	210,450
Interactive Brokers Group, Inc.	20,400	284,172
Janus Capital Group Inc.	25,400	152,400
Jones Lang Lasalle Incorporated	3,700	191,697
Moody's Corporation	8,600	261,870
Nasdaq Stock Market Inc.*	12,700	293,878
NYSE Euronext	9,600	223,104
Regions Financial Corporation	58,700	195,471
Raymond James Financial	8,900	231,044
Hanover Insurance Group, Inc.	7,400	262,700
9.7% - Total For Financial Services		$3,023,047

Amerigroup Corporation*	4,600	179,446
Amerisourcebergen Corporation	23,900	890,753
Biomarin Pharm*	12,300	392,001
Boston Scientific Corporation*	39,100	231,081
Catalyst Health Solutions, Inc.*	5,600	323,064
Coventry Health Care, Inc.*	9,200	265,052
Cerner Corporation*	5,100	349,452
Community Health Systems Inc.*	9,300	154,752
Emdeon Incorporated*	13,400	251,786
Endo Pharmaceuticals Holdings, Inc.*	8,100	226,719
Health Management Associates Inc., Class A*	107,000	740,440
Illumina*	4,900	200,508
Tenet Healthcare*	47,000	193,170
14.0% - Total For Health Care		$4,398,224

Agilent Technologies, Inc.*	7,300	228,125
Altera Corporation	10,400	327,912
Arrow Electronics, Incorporated*	8,500	236,130
Atmel Corporation*	24,100	194,487
Avago Technologies Ltd*	12,700	416,179
Avnet Inc.*	9,300	242,544
Cadence Design System Inc*	35,600	328,944
Echostar Holding Corp., Class A*	14,500	327,845
Fairchild Semicon International, Class A*	32,400	349,920
Ingram Micro, Inc.*	16,900	272,597
ITron*	4,300	126,850
Jabil Circuit, Inc.	28,400	505,236
KLA-Tencor Corporation	7,800	298,584
MEMC Electronic Materials*	27,000	141,480
On Semiconductor Corp*	40,700	292,226
Sunpower Corporation, Class A*	19,800	160,182
Tech Data Corporation*	7,500	324,225
Teradyne*	28,400	312,684
Vishay Intertechnology, Incorporated*	39,300	328,548
Vistaprint Limited*	11,200	302,736
18.3% - Total For Information Technology		$5,717,434

Alliant Energy Corporation*	7,300	282,364
0.9% - Total For Utilities		$282,364

Total Common Stocks 95.6%		$29,876,218
(Identified Cost $32,432,491)

Real Estate Investment Trusts (REITs)
Corporate Office Properties Trust	9,900	215,622
Duke Realty Corporation	22,700	238,350
Hospitality Properties Trust	13,400	284,482
Liberty Property Trust	8,700	253,257
Rayonier, Inc.	8,250	303,518
Total REITs 4.1%		$1,295,229
(Identified Cost $1,374,982)

Cash Equivalents
First American Government Obligation Fund, Class Z**	311,643	82,228
Total Cash Equivalents 0.3%		$82,228
(Identified Cost $82,228)

Total Portfolio Value 100.0%		$31,253,675
(Identified Cost $33,889,701)

Liabilities in Excess of Other Assets 0.0%		$(4,265)

Total Net Assets 100.0%		$31,249,410

*  Non-income producing security
** Variable Rate Security; as of September 30, 2011, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2011

Common Stocks	Shares	Fair Value

A. Schulman, Inc.	2,300	39,077
AEP Industries Inc.*	1,800	39,960
KMG Chemicals, Inc.	2,900	35,728
Koppers Holdings, Inc.	1,300	33,293
Omnova Solutions Inc.*	9,200	32,936
Revett Minerals Inc.*	9,600	37,056
TPC Group, Incorporated*	1,400	28,112
Worthington Industries, Inc.	2,500	34,925
5.4% - Total For Materials		$281,087

3D Systems Corp*	2,200	30,778
Air Transport Services Group Inc.*	7,900	34,207
Aircastle Ltd.*	4,300	40,936
Albany International Corp., Class A	2,300	41,975
Applied Industrial Technologies, Inc.	1,500	40,740
Barrett Business Services, Inc.	3,400	47,396
CAI International, Inc.*	2,200	25,784
Cascade Corporation	1,000	33,390
Coleman Cable, Inc.*	3,800	32,148
DXP Enterprises Inc.*	2,000	37,660
GT Advanced Technologies, Inc.*	4,900	34,398
Hudson Highland Grp*	8,500	29,070
Insperity, Inc.	1,800	40,050
Kadant, Inc.*	2,300	40,848
Kelly Services Incorporated, Class A*	2,300	26,220
Lydall, Inc.*	4,500	40,050
Mastec, Inc.*	2,700	47,547
Myr Group, Incorporated*	2,300	40,572
Nacco Industries Incorporated, Class A	500	31,700
NN, Inc.*	4,200	21,210
Preformed Line Products Company	700	32,060
Primoris Services Corporation	4,000	41,840
Rush Enterprises, Inc. - Class A	2,600	36,816
SAIA, Inc.*	3,400	35,768
Steelcase, Inc.	5,400	34,074
Titan Machinery, Inc.*	1,900	34,010
Trimas Corporation*	2,900	43,065
Viad Corporation	2,200	37,356
19.4% - Total For Industrials		$1,011,668

IDT Corporation	1,800	36,720
SureWest Communications	3,900	40,833
1.5% - Total For Telecommunication Services		$77,553

Omega Protein Corporation*	3,700	33,596
Susser Holdings Corporation*	3,300	65,769
USANA Health Sciences, Inc.*	1,100	30,250
2.5% - Total For Consumer Staples		$129,615

1-800-Flowers.com, Inc.*	15,400	35,728
American Axle & Manufacturing Holdings, Inc.*	4,400	33,572
Asbury Automotive*	3,200	52,768
Avis Budget Group, Inc.*	3,000	29,010
Conns Inc.*	6,800	48,824
Cost Plus, Inc.*	5,300	33,390
Destination Maternity Corporation	2,400	30,888
Gray Television, Inc.*	20,400	31,824
Group 1 Automotive, Inc.	1,100	39,105
Johnson Outdoors Inc.*	4,000	61,520
Lin TV*	9,400	20,492
Lithia Motors, Inc.	2,400	34,512
Live Nation Entertainment, Inc.	4,700	37,647
Luby's Cafeterias, Inc.*	9,200	37,720
New York & Company, Inc.*	11,000	35,090
Nexstar Broadcasting*	7,600	50,236
Penske Automotive Group, Inc.	2,600	41,600
Saga Communications Inc.*	1,600	47,216
Sinclair Broadcast	4,600	32,982
Sonic Automotive, Inc.	3,200	34,528
Standard Motor Products, Incorporated	4,000	51,880
Town Sports International Holdings, Inc.*	5,600	40,656
16.5% - Total For Consumer Discretionary		$861,188

Alon USA Energy, Inc.	4,700	28,811
Basic Energy Services, Inc.*	2,000	28,320
Complete Production Services, Inc.*	1600	30,160
Crimson Exploration Inc.*	14,900	32,035
Crosstex Engy	5,000	67,400
Input/Output, Inc.*	7,800	36,894
Matrix Service Company	4,400	37,444
Micham Industries, Inc.*	2,900	32,480
Parker Drilling Company*	7,800	34,242
Pioneer Drilling Company*	4,200	30,156
Vaalco Energy Inc.*	6,900	33,534
Willbros Group, Inc.*	6,900	28,773
8.1% - Total For Energy		$420,249

American Safety Insurance Holdings, Ltd*	2,300	42,320
BGC Partners, Inc.	10,700	64,521
CIFC Corporation*	7,500	32,475
Citizens & Northern Corporation	3,100	46,066
CNO Financial Group, Inc.*	6,900	37,329
Crawford and Company	12,700	68,072
Doral Financial Corporation*	29,600	32,264
FBL Financial Group, Inc.	1,400	37,268
Gleacher & Company Incorporated*	32,100	38,199
Independence Holding Company	5,200	37,700
Main Street Capital Corporation	2,656	47,171
Ocwen Financial Corporation	4,100	54,161
PennantPark Investment Company	4,600	41,032
PHH Corporation*	2,300	36,984
Stewart Information Services Corporation*	4,500	39,780
SWS Group	8,000	37,520
Virginia Commerce Bancorp*	7,300	42,851
Virtus Investment Partners, Inc.*	900	48,258
15.0% - Total For Financial Services		$783,971

Akorn, Inc.*	9,400	73,320
Bioscrip, Incorporated*	7,100	45,156
Computer Programs & Systems Inc.	900	59,535
Depomed, Inc.*	6,400	34,560
Dusa Pharamaceuticals, Inc.*	10,100	37,370
Five Star Quality Care Incorporated*	8,500	21,250
Greatbatch Inc.*	1,900	38,019
Molina Healthcare Inc.*	2,400	37,056
Momenta Pharma*	4,100	47,150
PDL Biopharma, Inc.	7,100	39,405
Progenics Pharmaceuticals Inc.*	7,700	44,198
Radnet, Inc.*	14,700	35,868
Wellcare Health Plans Inc.*	1,100	41,778
10.6% - Total For Health Care		$554,665

Amtech Systems, Inc.*	2,500	20,000
Brightpoint, Inc.*	6,000	55,320
Computer Task Group, Incorporated*	4,300	48,031
DDI	4,100	29,684
Electro Rent Corporation	2,900	40,049
Electronics For Imaging*	2,900	39,063
Entropic Communications Incorporated*	13,100	54,103
EPlus Incorporated*	2,300	56,741
Global Geophysical Services, Inc.*	3,800	30,286
Hackett Group, Inc.*	13,400	49,982
Kemet Corporation*	4,100	29,315
Kulicke & Soffa Industries, Inc.*	6,400	47,744
LTX-Credence Corporation*	6,600	34,914
MKS Instruments	2,300	49,933
Newport Corporation*	3,200	34,592
Opentable Incorporated*	600	27,606
Opnext, Inc.*	26,800	33,500
PC Connection*	5,700	45,486
Photronics*	11,600	57,768
Ultra Clean Holdings, Inc.*	5,600	24,024
Viasystems Group, Inc.*	2,800	49,252
Westell Technologies, Inc.	14,800	31,968
Xyratex Ltd Com*	3,200	29,664
ZIX Corporation*	14,500	38,715
18.3% - Total For Information Technology		$957,740

Total Common Stocks 97.3%		$5,077,736
(Identified Cost $6,192,092)

Real Estate Investment Trusts (REITs)
Ashford Hospitality Trust	4,600	32,292
CubeSmart	4,100	34,973
Monmouth Real Estate Investment Corporation	6,300	49,959
Total REITs 2.2%		$117,224
(Identified Cost $139,239)

Cash Equivalents
First American Government Obligation Fund, Class Z**		26,086
Total Cash Equivalents 0.5%		$26,086
(Identified Cost $26,086)

Total Portfolio Value 100.0%		$5,221,046
(Identified Cost $6,357,417)

Other Assets in Excess of Liabilities 0.0%		$(1,083)

Total Net Assets 100.0%		$5,219,963

*  Non-income producing security
** Variable Rate Security; as of September 30, 2011, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2011

Real Estate Investment Trusts (REITs)	Shares	Fair Value

Apartment Investment and Management, Co., Class A	10,088	223,147
Avalon Bay Communities, Inc.	3,909	445,821
BRE Properties, Inc.	3,500	148,190
Equity Residential Properties Trust	5,500	285,285
Essex Property Trust, Inc.	1,870	224,475
United Dominion Realty Trust, Inc.	7,307	161,777
17.6% - Total Apartments		$1,488,695

Post Properties	4,400	152,856
Vornado Realty Trust	5,061	377,651
6.3% - Total Diversified		$530,507

Health Care Property Investors	7,800	273,468
Health Care REIT	4,200	196,560
5.6% - Total Health Care		$470,028

Camden Property Trust	3,500	193,410
Hospitality Property Trust	8,000	169,840
Host Hotels and Resorts	21,954	240,177
Senior Housing Properties Trust	9,500	204,630
Starwood Hotels & Resorts Worldwide, Inc.	2,700	104,814
10.8% - Total Lodging and Hotels		$912,871

Plum Creek Timber Co., Inc.	6,000	208,260
2.5% - Total Materials		$208,260

Alexandria Real Estate	3,000	184,170
Biomed Realty Trust	7,000	115,990
Boston Properties, Inc.	5,500	490,050
Corporate Office Properties Trust	2,000	43,560
DCT Industrial Trust, Inc.	18,000	79,020
Digital Realty Trust, Inc.	3,500	193,060
Kilroy Realty Corporation	3,545	110,958
Liberty Property Trust	4,861	141,504
Mack-Cali Realty Corporation	2,500	66,875
Prologis Trust	11,052	268,011
20.0% - Total Office and Industrial		$1,693,198

CBL & Associates Properties	3,194	36,284
Developers Diversified Realty Corp.	9,380	102,242
Equity One	7,000	111,020
Federal Realty Investment Trust	2,000	164,820
Kimco Realty Corporation	11,767	176,858
Macerich Company	3,592	153,127
National Retail Properties Inc.	11,500	309,005
Regency Centers Corporation	6,775	239,361
Simon Property Group, Inc.	7,954	874,781
SL Green Realty Corp.	2,000	116,300
Tanger Factory Outlet Centers, Inc.	6,000	156,060
28.9% - Total Retail		$2,439,858

Public Storage, Inc.	4,000	445,400
5.3% - Total Storage		$445,400

Total REITs 97.0%		$8,188,817
(Identified Cost $6,045,513)

Cash Equivalents
First American Government Obligation Fund, Class Z*	33,786	240,250
Total Cash Equivalents 2.8%		$240,250
(Identified Cost $240,250)

Total Portfolio Value 99.8%		$8,429,067
(Identified Cost $6,285,763)

Other Assets in Excess of Liabilities 0.2%		$16,367

Total Net Assets 100.0%		$8,445,434

* Variable Rate Security; as of September 30, 2011, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2011

Common Stocks	Shares	Fair Value

Agrium Inc.	980	65,327
Air Liquide SA ADR	3,122	72,930
Anglo American PLC ADR	2,870	48,991
Arcelormittal - Ny Registered	1,910	30,388
Asahi Glass Company Limited	6,530	63,145
Asahi Kasei Corporation	6,100	72,773
BASF SE ADR	750	45,660
BHP Billiton LTD ADR	2,200	146,168
BHP Billiton PLC ADR	1,010	53,611
Cemex S.A. De C.V. ADR*	8,326	26,310
Newcrest Mining Limited ADR	1,700	55,862
Nippon Steel Corporation ADR	2,030	58,058
Norilsk Nickel*	2,600	55,900
Potash Corporation of Saskatchewan Inc.	3,810	164,668
Rio Tinto PLC ADR	1,140	50,251
Sociedad Quimica	940	44,941
Sumitomo Metal Industries, LTD.	2,300	48,668
Syngenta Ag ADR	560	29,047
Vale S.A.	3,000	68,400
11.4% - Total For Materials		$1,201,098

Abb LTD ADR	2,900	49,532
BAE Systems PLC ADR	5,140	84,090
Canadian National Railway Co.	1,640	109,191
Canadian Pacific Limited Corporation	1,610	77,425
Empresa Brasileira De Aeronautica S.A.	1,650	41,861
Itochu Corp ADR	3,000	57,060
Keppel Corporation Limited ADR	4,620	53,361
Komatsu LTD ADR	2,660	57,110
Koninklijke Philips El-Ny Shares	3,266	58,592
Mitsubishi Corporation	2,570	103,828
Mitsui & Co., LTD ADR	480	138,379
Sensata Technologies Holding N.V.*	2,100	55,566
Siemens AG	900	80,811
Tata Motor Limited	4,100	63,058
Toppan Printing ADR	1,350	47,493
Volvo AB ADR	6,330	62,414
Wolseley PLC*	18,200	45,136
11.2% - Total For Industrials		$1,184,907

America Movil ADR Series L	3060	67,565
BT Group PLC	1,600	42,624
China Mobile (Hong Kong) Limited	2,860	139,311
Chunghwa Telecom Company Limited	1,440	47,520
Deutsche Telekom AG	5,950	69,794
France Telecom SA ADR	3,196	52,319
KDDI Corporation	4,000	68,521
Millicom International Cellular S. A.	600	59,460
MTN Group Limited ADR	2,390	39,196
Nippon Telegraph And Telephone Corporation ADR	2,850	68,258
Rogers Communications, Inc. Class B	1,330	45,499
Sk Telecom Company, Limited	3,600	50,652
Telefonica S A ADR	1,890	36,137
Telefonos De Mexico-Class L ADR	4,650	69,518
Telesp - Telecomunicacoes De Sao Paulo S.A. ADR	2,851	75,409
Vivendi	3,391	69,566
Vodafone Group PLC ADR	5,000	128,300
10.7% - Total For Telecomm Services		$1,129,649

Carrefour SA*	11,580	51,184
Coca-Cola Amatil Limited ADR	2,380	54,074
Danone Sponsored ADR	6,073	75,427
Koninklijke Ahold NV ADR	5,300	61,427
L'Oreal-Unsponsored ADR	2,120	41,340
Nestle S A Sponsored ADR	3,500	193,200
Reckitt Benckiser Group PLC	6,800	68,612
Tesco PLC - Sponsored ADR	3,440	61,198
Unilever N.V. (Netherlands)	1,360	42,826
Unilever PLC	4,830	150,648
Wal-Mart De Mexico Sa-Sp ADR	5,140	118,477
8.7% - Total For Consumer Staples		$918,413

Adidas AG ADR	2,490	75,671
Carnival PLC ADR	2,160	66,506
Daimler Ag	1950	86,482
Hennes & Mauritz AB ADR	9,700	57,327
Honda Motor Company, LTD ADR	1,940	56,551
Magna International, Inc.	2,500	82,425
Marks & Spencer Group PLC	5,000	47,950
Sony Corporation ADR	5,730	108,870
Toyota Motor Corporation ADR	2,510	171,333
Volkswagen AG ADR	1,720	42,639
7.5% - Total For Consumer Discretionary		$795,754

BG Group PLC ADR	670	63,918
BP PLC ADR*	2,270	81,879
CNOOC Limited	990	158,697
Eni S.P.A. ADR	1,770	62,180
Encana Corporation	2,800	53,788
Gazprom Oao ADR*	5,660	54,053
Petrochina Co LTD ADR	1,110	133,744
Petroleo Brasileiro ADR	2,420	54,329
Royal Dutch Shell PLC, Class B	2,560	158,848
SeaDrill LTD	3,800	104,614
Statoil ASA	5,200	112,060
Suncor Energy, Inc.	2,100	53,424
Total SA ADR	3,090	135,558
11.6% - Total For Energy		$1,227,092

Allianz AG*	5,400	50,436
Australia and New Zealand Banking Group Limited	3,440	63,915
Banco Bradesco ADR	2,781	41,131
Banco De Chile	876	61,189
Banco Santander Central Hispano, SA	6,655	53,506
Bank of Montreal	1,240	69,254
Bank of Nova Scotia	1,070	53,660
Barclays PLC ADR	6,350	62,103
BNP Paribas - ADR	1,790	35,263
Cheung Kong Holdings Limited ADR	5,050	54,288
Credit Suisse Group ADR	1980	51,955
HDFC Bank Limited ADR	2700	78,705
HSBC Holdings PLC ADR	3,237	123,135
Icici Bank Limited ADR	1,760	61,107
Industrial and Commercial Bank of China Limited	16,050	154,080
Itau Unibanco Holding S.A. ADR	3,102	48,143
KB Financial Group, Inc. ADR*	1,296	42,457
Macquarie Group LTD ADR	2,000	43,220
Manulife Financial Corporation	4,420	50,079
Mitsubishi Estate Company LTD ADR	400	64,288
Mitsubishi UFJ Financial Group Inc. ADR	14,900	66,305
National Australia Bank Limited ADR	6,040	127,746
ORIX Corporation ADR	1,750	67,777
Prudential PLC ADR	3,900	66,534
Royal Bank of Canada	920	42,062
Sumitomo Corporation ADR	9,380	115,937
Sumitomo Mitsui Financial Group Incorporated	12,920	70,672
Sun Hung Kai Properties Limited ADR	5,450	62,075
Tokio Marine Holdings, Incorporated ADR	3,660	92,660
Toronto Dominion Bank	520	36,894
United Overseas Bank LTD ADR	2,455	62,259
Westpac Banking Corporation Limited ADR	650	62,439
Zurich Financial Services AG ADR*	3,240	68,008
20.9% - Total For Financial Services		$2,203,282

Astrazeneca PLC ADR	1300	57,668
Bayer AG ADR	2,280	124,967
Dr. Reddy's Laboratories Limited	2,240	66,752
Novartis AG ADR	2,480	138,310
Novo Nordisk A/S ADR	450	44,784
Roche Holdings Limited ADR	3,760	151,227
Takeda Pharmaceutical Company Limited	1,820	42,988
Teva Pharmaceuticals	3,770	140,319
7.3% - Total For Health Care		$767,015

ASML Holding N.V.	3,610	124,689
AU Optronics Corp. ADR*	9,300	36,828
Baidu.Com*	600	64,146
Check Point Software Technologies LTD.*	1,720	90,747
Mercadolibre Inc.*	710	38,163
Nokia Corporation ADR	7,600	43,016
Radware LTD*	2000	43,180
Research In Motion LTD.*	2,470	50,141
Siliconware Precision Industries Company ADR	13,300	63,574
Taiwan Semiconductor Manufacturing Company, Limited ADR	5,560	63,551
Telefonaktiebolaget LM Ericsson	8,050	76,877
United Microelectronics ADR	24,230	46,279
7.0% - Total For Information Technology		$741,191

E.On AG ADR	1,470	31,914
Enel Spa ADR	11,800	52,156
Enersis SA ADR	6,630	112,113
Iberdrola SA ADR	1,567	41,823
RWE AG ADR	1,820	67,012
Veolia Environment ADR	3,019	43,957
3.3% - Total For Utilities		$348,975

Total Common Stocks 99.6%		$10,517,376
(Identified Cost $11,398,203)

Cash Equivalents
First American Government Obligation Fund, Class Z**		168,096
Total Cash Equivalents 1.6%		$168,096
(Identified Cost $168,096)

Total Portfolio Value 101.2%		$10,685,472
(Identified Cost $11,566,299)

Other Assets in Excess of Liabilities (1.2%)		$(126,255)

Total Net Assets 100.0%		$10,559,217

* Non-income producing security.
** Variable Rate Security; as of September 30, 2011, the yield was 0.00%
ADR - American Depositary Receipt
PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2011

Fixed Income Securities – Bonds	Face	Fair Value

American Express Centurion Senior Unsecured Notes, 5.550% Due 10/17/2012	1,417,000	1,477,021
American Express, 4.875% Due 07/15/2013	1,400,000	1,470,945
AON Corporation Senior Unsecured Notes, 3.500% Due 09/30/2015	2,150,000	2,220,918
Bank of America Corporation Senior Notes, 7.375% Due 05/15/2014	490,000	505,503
Bank of America Corporation Senior Unsecured Notes, 5.125% Due 11/15/2014	1,455,000	1,426,385
Bank of America Subordinated, 5.420% Due 03/15/2017	1,400,000	1,217,650
BB&T Corporation Subordinated Notes, 4.750% Due 10/01/2012	1,000,000	1,030,821
BB&T Corporation Subordinated Notes, 4.900% Due 06/30/2017	1,030,000	1,098,618
Branch Banking & Trust Subordinated, 5.625% Due 09/15/2016	1,500,000	1,696,367
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/2014	2,155,000	2,114,960
Citigroup Incorporated Unsecured Notes, 5.250% Due 02/27/2012	1,500,000	1,521,297
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,600,062
JP Morgan Chase & Company Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,230,206
JP Morgan Co. (Formerly Bank One Corp.) Subordinated Notes, 5.900% Due 11/15/2011	1,000,000	1,004,878
JP Morgan Co. (Formerly Bank One Corp.), 5.250% Due 01/30/2013	500,000	518,587
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/2014	1,505,000	1,411,797
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/2014	1,500,000	1,519,943
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/2014	500,000	475,950
Northern Trust Company Subordinated Notes, 5.850% Due 11/09/2017*	1,000,000	1,145,523
PNC Funding Corporation Bank Guaranteed Notes, 5.625% Due 02/01/2017	485,000	527,186
PNC Funding Corporation, 5.250% Due 11/15/2015	2,567,000	2,757,569
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	447,000	486,857
US Bank NA Subordinated Notes, 6.300% Due 02/04/2014	1,980,000	2,175,575
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/2014	800,000	839,842
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/2013	1,400,000	1,480,364
Wells Fargo Financial Notes, 6.125% Due 04/18/2012	1,800,000	1,839,361
18.9% - Corporate Bonds: Bank and Finance		$35,794,185

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,204,566
Burlington Northern Santa Fe Senior Unsecured Notes, 5.65% Due 05/01/2017	1,585,000	1,832,631
Emerson Electric Corporation Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,968,607
General Electric Capital Corp., 5.000% Due 02/01/2013	2,500,000	2,619,170
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,637,151
General Electric Capital Corp., 6.000% Due 06/15/2012	600,000	622,346
General Mills Inc. Senior Unsecured Notes, 6.000% Due 02/15/2012	1,480,000	1,507,965
IBM Corporation Notes, 7.625% Due 10/15/2018	2,260,000	3,001,718
Johnson Controls Incorporated Senior Unsecured Notes, 5.500% Due 01/15/2016	2,108,000	2,366,791
Kellogg Company Senior Unsecured Notes, 5.125% Due 12/03/2012	1,530,000	1,603,685
Keycorp Senior Unsecured Notes, 6.500% Due 05/14/2013	1,225,000	1,306,668
Kroger Company Senior Unsecured Notes, 7.500% Due 01/15/2014	760,000	860,189
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	2,070,000	2,447,361
Pepsico Inc. Senior Unsecured Notes, 3.100% Due 01/15/2015	1,985,000	2,102,026
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	108,000	143,908
Potash Corporation of Saskatchewan Senior Unsecured Notes, 4.875% Due 03/01/2013	1,000,000	1,053,522
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/2014	1,000,000	1,101,261
Procter & Gamble Company Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,306,009
United Technologies Corporation Senior Notes, 5.375% Due 12/15/2017	340,000	394,849
United Technologies Corporation, 6.100% Due 05/15/2012	675,000	696,762
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	5,725,508
19.8% - Corporate Bonds: Industrials		$37,502,693

AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/2013	3,325,000	3,695,498
Duke Energy Carolinas First Mortgage, 5.750% Due 11/15/2013	527,000	578,236
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	2,475,000	2,745,490
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	794,000	833,730
Georgia Power Company Senior Notes, 5.125% Due 11/15/2012	275,000	287,566
Georgia Power Company, 5.250% Due 12/15/2015	1,000,000	1,137,754
GTE Corporation Debentures 6.940% Due 04/15/2028	35,000	43,364
Gulf Power Company Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,336,049
Midamerican Energy Holdings Senior Unsecured Notes, 3.150% Due 07/15/2012	2,500,000	2,542,907
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,446,011
National Rural Utilities Collateral Trust, 5.500% Due 07/01/2013	375,000	404,833
Southern Company Senior Unsecured Notes, 5.300% Due 01/15/2012	500,000	506,033
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/2013	3,000,000	3,132,200
9.9% - Corporate Bonds: Utilities		$18,689,671

FNMA Notes 15 YR MBS, 5.000% Due 12/01/2019	726,660	786,338
FNMA Notes 30 YR MBS, 6.000% Due 08/01/2034	961,507	1,067,482
FNMA Notes MBS, Series 253300, 7.500% Due 05/01/2020	3,557	4,113
FHLMC, 4.500% Due 12/01/2035	4,184,910	4,457,821
FHLMC, Pool 780439, 2.598% Due 04/01/2033	243,151	257,355
FHLMC, CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	1,650,000	1,805,536
FHLMC CMO Pool 2877 Class AL, 5.000% Due 10/15/2024	2,500,000	2,770,868
FHLMC CMO Series 2617 Class DN, 4.500% Due 10/15/2030	232,347	235,078
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	1,000,000	1,108,349
FHLMC CMO Series 3287 Class GC, 5.500% Due 08/15/2034	627,983	653,913
FHLMC CMO Series 3499 Class PA, (6.500% 30 Year Collateral) 4.500% Due 08/15/2036	4,137,598	4,451,167
FHLMC MBS, 8.000% Due 06/01/2030	6,688	7,934
GNMA Pool 2658, 6.500% Due 10/20/2028	63,816	73,487
GNMA II Pool 2945, 7.500% Due 07/20/2030	11,689	13,691
GNMA II JM 30 YR MBS, 5.500% Due 07/20/2038	479,606	516,940
GNMA Pool 780400, 7.000% Due 12/15/2025	8,233	9,539
GNMA Pool 780420, 7.500% Due 08/15/2026	4,538	5,295
GNMA Pool 781397, 5.500% Due 02/15/2017	80,022	86,075
9.7% - Government Agency Obligations - Mortgage Backed Securities		$18,310,981

FFCB, 4.150% Due 03/25/2015	778,000	867,231
FFCB, 4.500% Due 10/17/2012	1,115,000	1,163,816
FNMA Notes, 2.000% Due 06/28/2016	3,240,000	3,297,163
FNMA Notes, 3.000% Due 07/23/2015	1,000,000	1,018,268
FNMA Notes Step Up Coupon, 1.500% Due 04/18/2016	2,750,000	2,784,667
TVA, 6.000% Due 03/15/2013	2,875,000	3,104,014
TVA, 7.125% Due 05/01/2030	4,080,000	6,201,992
9.7% - United States Government Agency Obligations		$18,437,151

United States Treasury Note, 4.250% Due 08/15/2013	600,000	644,344
United States Treasury Note, 4.375% Due 08/15/2012	1,000,000	1,036,524
United States Treasury Note, 4.375% Due 11/15/2039	6,200,000	7,970,875
United States Treasury Note, 3.875% Due 05/15/2018	5,900,000	6,852,756
United States Treasury Note, 4.500% Due 11/30/2011	1,500,000	1,510,840
United States Treasury Note, 3.750% Due 08/15/2041	2,000,000	2,328,440
United States Treasury Note, 4.750% Due 05/15/2014	3,200,000	3,563,501
12.6% - United States Government Obligations		$23,907,280

Cuyahoga County OH General Obligation Ltd. - Build America Bonds, 6.034% Due 12/01/2034	3,000,000	3,463,170
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.439% Due 07/01/2030	2,125,000	2,382,529
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.589% Due 07/01/2037	2,500,000	2,824,875
Florida Atlantic University Capital Improvement Revenue - Federally Taxable
Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,112,910
Kentucky Asset Liability Commission Revenue - Build America Bond, 1.496% Due 04/1/2012	2,000,000	2,010,800
Kentucky Asset Liability Commission Revenue - Build America Bond, 3.928% Due 04/1/2016	2,480,000	2,627,014
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,330,263
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,755,123
University of Cincinnati Ohio General Receipts Revenue - Build America Bond, 4.325% Due 06/01/2017	1,375,000	1,492,177
University of Cincinnati Ohio General Receipts Revenue - Build America Bond, 5.616% Due 06/01/2025	930,000	1,006,920
Unversity of Texas Revenue - Build America Bond, 2.326% Due 08/15/2014	1,000,000	1,029,290
University of Washington Revenue Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,585,630
13.5% - Taxable Municipal		25,620,701

Province of Ontario Senior Unsecured Notes, 2.700% Due 06/16/2015	3,410,000	3,586,525
Province of Ontario Senior Unsecured Notes, 4.100% Due 06/16/2014	1,500,000	1,624,092
2.8% - Sovereign		5,210,617

Total Fixed Income 96.9%		$183,473,279
(Identified Cost $169,898,667)

Cash Equivalents
First American Government Obligation Fund, Class Z**	3,891,077	3,891,077
Total Cash Equivalents 2.1%		$3,891,077
(Identified Cost $3,891,077)

Total Portfolio Value 99.0%		$187,364,356
(Identified Cost $173,789,744)

Other Assets in Excess of Liabilities 1.0%		$2,070,632

Total Net Assets: 100.0%		$189,434,988

CMO: Collateralized Mortgage Obligation
FFCB:  Federal Farm Credit Bank
FHLMC: Federal Home Loan Mortgage Corporation
FNMA:  Federal National Mortgage Association
GNMA: Government National Mortgage Association
MBS: Mortgage Backed Security
TVA:  Tennessee Valley Authority

*	This security is restricted for sale, available only to institutional investors. It was purchased on May 11, 2010 for $1,094,630, and is currently valued at $114.552 per unit.
**	Variable Rate Security; as of September 30, 2011, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2011

Municipal Income Securities – Bonds	Face	Fair Value

Akron Ohio Refunding, 5.000% Due 12/01/2012	200,000	208,834
Avon Lake Ohio General Obligation Limited 2.000% Due 12/01/2011	115,000	115,310
Cincinnati, OH, General Obligation, 5.000% Due 12/01/2017	75,000	84,920
Fairfield, OH, (FGIC Insured), 0.000% Due 12/01/2011*	100,000	99,804
Gahanna , OH, (AMBAC Insured), 5.000% Due 12/01/2018	400,000	447,272
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	836,820
Mason, OH General Obligation Limited, 4.000% Due 12/01/2020	375,000	408,802
Mentor, OH, General Obligation (MBIA Insured), 5.000% Due 12/01/2015	140,000	161,193
Vandalia Ohio General Obligation Limited Bond, 5.250% Due 12/01/2018	500,000	554,460
Westerville, OH, General Obligation Limited
(AMBAC Insured), 5.000% Due 12/01/2024	445,000	497,319
Westerville, OH, General Obligation Limited, 1.750% Due 12/01/2014	100,000	102,859
9.5% - General Obligation - City		$3,517,593

Harris County Texas General Obligation Limited, 5.750% Due 10/01/2025	200,000	253,012
Portage County Ohio General Obligation Limited Bond, 3.000% Due 12/01/2021	270,000	273,299
1.4% - General Obligation - County		$526,311

State of Ohio Common Schools - Series C, 5.000% Due 03/15/2017	120,000	129,510
State of Ohio General Obligation Natural Resources - Series J, 5.000% Due 10/01/2013	300,000	326,871
State of Ohio General Obligation Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	970,000	1,111,630
State of Ohio General Obligation Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	434,920
State of Ohio General Obligation Unlimited, 3.000% Due 09/01/2014	450,000	480,118
State of Ohio General Obligation, 4.500% Due 05/01/2019	500,000	528,730
State of Ohio General Obligation, 5.000% Due 03/01/2015	385,000	410,360
State of Ohio General Obligation, 5.250% Due 05/01/2012	175,000	180,031
9.8% - General Obligation - State		$3,602,170

Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	349,584
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	311,910
Florida Atlantic University Finance Corporation Capital Improvement Revenue 5.000% Due 07/01/2016	250,000	278,350
Florida State Board of Governors FL State Univ. Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	657,432
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	575,865
Ohio State University General Receipt Revenue 4.000% Due 12/01/2015	785,000	877,214
Ohio State University General Receipt Revenue Series A, 4.000% Due 12/01/2012	250,000	260,603
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	539,910
State of Colorado Higher Education Lease Financing Program Certificate of Participation, 5.250% Due 11/01/2023	220,000	243,639
State of Florida Board of Education Lottery Revenue, 5.000% Due 07/01/2014	250,000	277,017
State of Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	173,687
State of Ohio Higher Education Facilities Revenue University of Dayton, 4.000% Due 12/01/2012	345,000	356,899
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 2.500% Due 05/01/2013	125,000	127,130
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 2.750% Due 05/01/2014	100,000	102,707
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	168,519
State of Ohio Higher Educational Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	225,000	233,696
University of Cincinnati General Receipts Revenue Series G 5.000% Due 06/01/2017	280,000	322,274
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	344,196
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	279,392
University of Cincinnati, Certificate of Participation, 5.750% Due 12/01/2011	25,000	25,195
17.6% - Higher Education		$6,505,219

Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	365,016
Hamilton County OH Hospital Facilities Revenue Cincinnati Children's Hospital, 5.250% Due 05/15/2021	750,000	762,383
Huron County OH Hospital Facility Revenue Fisher-Titus Medical Center, 5.000% Due 12/01/2011	200,000	201,072
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	527,360
Montgomery County, OH, Miami Valley Hospital Series A Revenue, 4.000% Due 11/15/2013	200,000	211,810
State of Ohio Hospital Facilities Revenue Cleveland Clinic, 5.000% Due 01/01/2025	430,000	460,397
6.9% - Hospital/Health Bonds		$2,528,038

Cleveland, OH, Public Power System Revenue, 5.500% Due 11/15/2013	100,000	100,464
Ohio Municipal Generation Agency (AMBAC Insured), 5.000% Due 02/15/2017	325,000	343,889
San Antonio Texas Electric and Gas Revenue, 5.000% Due 02/01/2025	150,000	163,935
1.7% - Revenue Bonds - Electric		$608,288

Butler County, OH Water and Sewer General Obligation Limited, 2.250% Due 12/01/2012	100,000	102,014
Butler County, OH Water and Sewer General Obligation Limited, 3.500% Due 12/01/2017	400,000	432,412
Cleveland, OH, Waterworks Revenue, Series G (MBIA Insured), 5.500% Due 01/01/2013	50,000	50,619
Green County, OH Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018	145,000	161,218
Hamilton County, OH Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	548,825
Mason, OH Sewer System Revenue (MBIA Insured), 4.850% Due 12/01/2024	340,000	345,226
Nashville and Davidson, TN, 7.700% Due 01/01/2012	10,000	10,162
North Texas Municipal Water District Water System Revenue, 5.250% Due 09/01/2022	415,000	483,525
State of Ohio Water Development Authority Revenue, 5.000% Due 06/01/2013	250,000	268,695
Washington County, OR Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	332,717
7.4% - Revenue Bonds - Water & Sewer		$2,735,413

Cincinnati, Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	163,687
Clermont County, OH Transportation Improvement District Revenue 3.875% Due 12/01/2012	250,000	258,410
Cleveland, OH Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	440,120
Cleveland, OH Parking Facilities Revenue (FSA Insured), 4.000% Due 09/15/2015	150,000	159,853
Hopkins County KY Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	307,644
Indianapolis Indiana Local Public Improvement Bond Bank Revenue, 5.000% Due 01/01/2015	430,000	487,624
Kentucky Association of Counties Financing Corporation Revenue, 4.250% Due 02/01/2023	200,000	210,826
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	102,406
Newport, Kentucky First Mortgage Revenue Court Facilities Project, 4.000% Due 10/01/2025	500,000	514,475
7.2% - Other Revenue Bonds		$2,645,045

Barberton, OH City School District General Obligation, (SDCEP Insured), 4.750% Due 12/01/2023	300,000	330,879
Brunswick Ohio School District General Obligation Unlimited, 2.100% Due 12/01/2012	140,000	142,790
Chillicothe, OH City School District General Obligation (FGIC Insured), 4.000% Due 12/01/2018	300,000	322,233
Cincinnati, OH, City School District General Obligation (FGIC Insured), 5.000% Due 12/01/2014	225,000	251,618
Cleveland, OH, Municipal School District, (FGIC Insured), 5.000% Due 12/01/2020	140,000	144,901
Columbus Ohio City School District School Facilities Construction and Improvement General Obligation, 4.000% Due 12/01/2023	175,000	186,515
Columbus, OH, Linden Elementary Construction (FSA Insured), 5.500% Due 12/01/2021	100,000	100,833
Delaware, OH, City School District, General Obligation (MBIA Insured), 5.000% Due 12/01/2020	250,000	271,537
Fairfield, OH, City School District Refunding General Obligation Unlimited (MBIA-IL-RE FGIC Insured), 5.250% Due 12/01/2014	95,000	95,754
Garrett-Keyser-Butler Indiana Middle School Building Corporation First Mortgage Revenue, 3.000% Due 07/15/2013	290,000	300,504
Green County KY School District Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	382,018
Jackson, OH, Local School District Stark and Summit Counties General Obligation Unlimited (FSA Insured), 5.000% Due 12/01/2014	300,000	329,217
Keller, TX, Independent School District General Obligation Unlimited, 4.500% Due 02/15/2020	250,000	286,495
Kenton County Kentucky School District Finance Corporation School Building Revenue, 4.500% Due 02/01/2025	300,000	311,355
Kentucky Interlocal School Transportation Association Educational Facilities Lease Certificate of Participation, 2.300% Due 12/01/2014	450,000	464,715
Kings Local, OH, 6.350% Due 12/01/2012	15,000	15,972
Kings Local, OH, 6.400% Due 12/01/2013	150,000	166,920
Lakota Ohio Local School District General Obligation, 5.250% Due 12/01/2025	205,000	255,184
Mariemont, OH City School District General Obligation (FSA Insured), 4.400% Due 12/01/2023	515,000	534,699
Marshall County, KY School District Finance Corporation School Building Revenue, 3.000% Due 03/01/2015	250,000	265,230
Mason, OH City Schools (FGIC Insured), 5.000% Due 12/01/2015	135,000	157,225
Meade County KY School District Finance Corp. School Building Revenue (Natl-RE Seek Insured) 4.000% Due 09/01/2020	155,000	162,741
Medina Ohio City School District General Obligation, 5.000% Due 12/01/2023	280,000	299,141
Nelsonville York, OH City School District General Obligation (SDCEP Insured), 5.000% Due 12/01/2012	270,000	282,566
Reynoldsburg Ohio City School District General Obligation, 5.000% Due 12/01/2020	200,000	228,236
South Vermillion Indiana School Building Corporation First Mortgage Revenue Sinkable, 3.500% Due 07/15/2013	380,000	395,018
Springboro Ohio City School District General Obligation (AGM Insured) 5.250% Due 12/01/2018	310,000	365,974
St. Marys Ohio School District School Facilities Construction and Improvement General Obligation, 5.000% Due 12/01/2013	200,000	216,702
Sycamore Ohio Community School District General Obligation, 4.375% Due 12/01/2018	400,000	446,932
Sycamore, Ohio, Community Unlimited General Obligation, 5.375% Due 12/01/2013	125,000	137,083
Wayne Trace Ohio Local School District General Obligation (SDCEP Insured), 3.000% Due 12/01/2020	320,000	320,349
Western Reserve Ohio Local School District General Obligation (SDCEP Insured), 4.000% Due 12/01/2022	240,000	256,469
Wyoming Ohio City School District General Obligation Unlimited, 5.750% Due 12/01/2017	460,000	556,168
24.4% - School District		$8,983,973

Kentucky State Property and Buildings Commission Revenue Series A, 5.000% Due 11/01/2012	205,000	214,785
Ohio State Dept of Administrative Services, 4.000% Due 09/01/2012	145,000	149,231
State of Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	489,749
State of Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	190,313
State of Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	214,094
State of Ohio Cultural Facilities Revenue (FSA Insured), 5.000% Due 10/01/2012	250,000	261,160
State of Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020	200,000	235,148
State of Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	368,079
State of Ohio Mental Health Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	100,000	103,873
State of Ohio Parks and Recreation Bonds, 4.350% Due 12/01/2011	100,000	100,290
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018	315,000	348,595
7.3% - State Agency		$2,675,317

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program
(GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	80,000	82,662
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C
(GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	170,000	175,557
Ohio Housing Finance Agency Residential Mortgage Revenue
2009 Series A, 5.550% Due 09/01/2028	405,000	425,813
State of Ohio Housing Finance Agency Residential Mortgage Revenue Series F
(FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	395,000	400,135
State of Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	375,000	389,782
4.0% - Housing		$1,473,949

Total Fixed Income - Municipal Bonds 97.2%		$35,801,316
(Municipal Bonds Identified Cost $33,964,220)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund*	630,137	630,137
Total Cash Equivalents: 1.7%		$630,137
(Cash Equivalents Identified Cost $630,137)

Total Portfolio Value: 98.9%		$36,431,453
(Identified Cost $34,594,357)

Other Assets in Excess of Liabilities 1.1%		$426,946

Total Net Assets 100.0%		$36,858,399

AMBAC - American Municipal Bond Assurance Corporation
MBIA - Municipal Bond Insurance Association
FSA - Financial Sercurity Assurance
SDCEP - Ohio School District Credit Enhancement Program
FGIC - Financial Guaranty Insurance Company
AGM - Assured Guaranty Municipal Mortgage Association
GNMA - Government National Mortgage Association
FNMA - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation

* Variable Rate Security; as of September 30, 2011, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2011 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 5.000% Due 08/15/14	1,500,000	1,642,352
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,004,878
BB&T Corporation Senior Unsecured Notes, 5.700% Due 04/30/14	210,000	229,346
BB&T Corporation Subordinated Notes, 4.750% Due 10/01/12	1,000,000	1,030,821
Citigroup Incorporate Senior Unsecured Notes, 5.500% Due 10/15/14	1,300,000	1,350,635
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/14	1,000,000	1,013,295
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	500,000	475,950
Northern Trust Company Subordinated Notes, 4.600% Due 02/01/13*	1,035,000	1,085,505
PNC Funding Corporation Bank Guarantee Notes, 5.250% Due 11/15/15	1,000,000	1,074,238
Travelers Companies Incorporated Senior Unsecured Notes, 6.250% Due 06/20/16	1,023,000	1,198,409
US Bank NA Subordinated Notes, 4.950% Due 10/30/14	500,000	544,583
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	500,000	549,387
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	500,000	518,976
17.1% - Total Finance		$11,718,375

Industrial
Abbott Laboratories Senior Unsecured Notes, 4.350% Due 03/15/14	1,400,000	1,522,095
Air Products & Chemicals Senior Unsecured Notes, 4.150% Due 02/01/13	1,500,000	1,566,880
Coca-Cola Refreshments Senior Unsecured Notes, 1.800% Due 09/01/16	1,200,000	1,203,468
3M Company Senior Unsecured Notes, 1.375% Due 09/29/16	1,000,000	994,591
Emerson Electric Corporation Senior Notes, 4.625% Due 10/15/12	1,125,000	1,167,818
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	2,074,486
General Electric Company Notes, 5.000% Due 02/01/13	800,000	838,134
IBM Corp, 4.750% Due 11/29/12	1,106,000	1,157,611
Pepsico Incorporated Senior Unsecured Notes, 3.100% Due 01/15/15	1,830,000	1,937,888
Praxair Incorporated Senior Unsecured Notes, 4.375% Due 03/31/14	938,000	1,013,145
19.7% - Total Industrial		$13,476,116

Utilities
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	1,000,000	1,111,428
Florida Power & Light First Mortgage, 4.850% Due 02/01/13	974,000	1,022,737
Georgia Power Company Senior Unsecured Notes, 6.000% Due 11/01/13	1,441,000	1,584,505
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16	1,290,000	1,349,723
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/13	1,080,000	1,127,592
9.1% - Total Utilities		$6,195,985

United States Government Agency Obligations
FHLB, 4.875% Due 12/14/12	2,500,000	2,634,587
FNMA Step Up Coupon, 1.125% Due 02/24/16	3,250,000	3,259,490
FNMA Step Up Coupon, 1.500% Due 04/18/16	1,500,000	1,518,909
FNMA Step Up Coupon, 2.000% Due 03/26/15	2,500,000	2,536,218
FNMA, 2.000% Due 06/28/16	2,500,000	2,544,108
FNMA, 3.000% Due 07/23/15	2,500,000	2,545,670
22.0% - Total United States Government Agency Obligations		$15,038,982

United States Government Agency Obligations - Mortgage-Backed Securities
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/34	315,070	342,925
0.5% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$342,925

United States Government Treasury Obligations
United States Treasury Note, 2.125% Due 05/31/15	1,500,000	1,583,079
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,085,000
United States Treasury Note, 4.125% Due 08/31/12	1,900,000	1,968,430
United States Treasury Note, 4.250% Due 08/15/15	2,500,000	2,842,188
12.4% - Total United States Government Treasury Obligations		$8,478,697

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue, 2.939 % Due 04/01/14	1,500,000	1,536,240
State of Kentucky Property & Buildings Commission Revenue
Build America Bonds, 4.077% Due 11/01/15	1,410,000	1,523,392
State of Ohio General Obligation Unlimited Build America Bond, 1.970% Due 05/01/15	1,470,000	1,498,577
Unversity of Texas Revenue - Build America Bond, 2.326% Due 08/15/14	1,500,000	1,543,935
8.9% - Total Taxable Municipal Bonds		$6,102,144

Sovereign Bonds
Province of Ontario Senior Unsecured Note, 2.700% Due 06/16/15	1,500,000	1,577,650
2.3% - Total Sovereign Bonds		$1,577,650

Total Fixed Income Securities 92.0%		$62,930,874
(Identified Cost $62,266,659)

Cash Equivalents
First American Government Obligation Fund, Class Z**	4,895,523	4,895,523
Total Cash Equivalents 7.1%		$4,895,523
(Identified Cost $4,895,523)

Total Portfolio Value 99.1%		$67,826,397
(Identified Cost $67,162,182)

Other Assets in Excess of Liabilities 0.9%		$604,778

Total Net Assets 100.0% 100.0%		$68,431,175

*	This security is restricted for sale, available only to institutional investors. It was purchased on April 19, 2010 for $1,101,964 and is currently
**	The Annualized Yield for this Security, as of June 30, 2011, was 0.00%
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2011 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Bank of America Corporation Senior Notes, 7.375% Due 05/15/14	300,000	309,492
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	869,750
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,130,911
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	761,765
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	981,420
JP Morgan Chase and Company Senior Unsecured Notes, 6.000% Due 01/15/18	1,000,000	1,115,103
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,139,117
Morgan Stanley Senior Unsecured Notes, 5.625% Due 09/23/19	1,000,000	938,071
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	466,431
PNC Bank NA Subordinated Notes, 5.250% Due 01/15/17	1,000,000	1,088,236
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	648,005
US Bank, 4.950% Due 10/30/14	1,115,000	1,214,420
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	1,238,768
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	1,057,403
18.8% - Total Finance		$12,958,892

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/16	1,000,000	1,204,566
Dover Corporation Senior Unsecured Notes, 4.875% Due 10/15/15	1,140,000	1,283,930
Emerson Electric Company Senior Unsecured Notes, 5.000% Due 12/15/14	1,250,000	1,392,237
General Electric Capital Corporation Senior Unsecured Notes, 5.625% Due 09/15/17	500,000	548,468
General Electric Capital Corporation Notes, 6.000% Due 06/15/12	1,550,000	1,607,727
IBM Corporation, 4.750% Due 11/29/12	1,100,000	1,151,331
The Coca-Cola Company Senior Unsecured Notes, 1.800% Due 09/01/16	1,000,000	1,002,890
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/19	1,000,000	1,182,300
Pepsico Incorporated Senior Unsecured Notes, 7.900% Due 11/01/18	215,000	286,483
Praxair Incorporated Senior Unsecured Notes, 5.200% Due 03/15/17	1,000,000	1,161,034
Wal-Mart Stores Incorporated Senior Unsecured Notes, 5.800% Due 02/15/18	600,000	729,415
Wal-Mart Stores Incorporated Senior Unsecured Notes, 7.550% Due 02/15/30	500,000	715,689
17.8% - Total Industrial		$12,266,070

Utilities
Alabama Power Company Senior Notes, 5.200% Due 01/15/16	715,000	818,671
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	1,000,000	1,111,428
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	716,301
National Rural Utilities Corporation Collateral Trust, 10.375% Due 11/01/18	500,000	719,408
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16	700,000	732,408
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,100,000	1,277,271
7.8% - Total Utilities		$5,375,487

United States Government Agency Obligations
FFCB, 4.480% Due 08/24/12	1,600,000	1,660,166
FHLB, 5.375% Due 05/18/16	500,000	593,975
FHLB, 5.625% Due 11/15/11	1,500,000	1,509,673
FNMA Step Up Coupon, 2.000% Due 03/26/15	2,500,000	2,536,218
FNMA, 2.000% Due 06/28/2016	2,500,000	2,544,107
TVA, 6.250% Due 12/15/17	825,000	1,041,299
TVA, 7.140% Due 05/23/12	150,000	156,553
14.5% - Total United States Government Agency Obligations		$10,041,991

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	2,035,425
Freddie Mac 15 Year Mortgage Backed Security, 4.000% Due 07/01/25	2,967,127	3,125,459
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	62,484	62,797
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	886,679
8.8% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,110,360

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,000,000	2,171,876
United States Treasury Bond, 4.500% Due 11/15/15	1,500,000	1,730,274
United States Treasury Note, 2.125% Due 05/31/15	1,600,000	1,688,618
United States Treasury Note, 3.750% Due 08/15/41	500,000	582,110
United States Treasury Note, 3.125% Due 04/30/17	1,000,000	1,109,531
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	2,253,282
13.8% - Total United States Government Treasury Obligations		$9,535,691

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 2.300% Due 05/10/16	1,000,000	1,035,946
Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/16	1,000,000	1,161,366
3.2% - Total Sovereign Bonds		$2,197,312

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue Build America Bond, 5.330% Due 06/01/20	725,000	819,837
Cincinnati Ohio General Obligation, 5.300% Due 12/01/20	1,000,000	1,029,880
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/37	1,000,000	1,129,950
Kentucky Asset Liability Commission Revenue Build America Bonds, 4.104% Due 04/01/19	1,000,000	1,084,030
Kentucky Asset Liability Commission Revenue, 5.339 % Due 04/01/22	300,000	328,641
University of Cincinnati Ohio General Receipts Revenue Build America Bond, 5.117% Due 06/01/21	1,435,000	1,567,680
University of North Carolina Chapel Hill Hospital Revenue Build America Bonds, 3.539% Due 02/01/17	1,315,000	1,397,503
10.7% - Total Taxable Municipal Bonds		$7,357,521

Total Fixed Income Securities 95.4%		$65,843,324
(Identified Cost $62,347,897)

Cash Equivalents
First American Government Obligation Fund, Class Z*	2,512,353	2,512,353
Total Cash Equivalents 3.6%		$2,512,353
(Identified Cost $2,512,353)

Total Portfolio Value 99.0%		$68,355,677
(Identified Cost $64,860,250)

Other Assets in Excess of Liabilities 1.0%		$676,156

Total Net Assets 100%		$69,031,833

* The Annualized Yield for this Security, as of September 30, 2011, was 0.00%
CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2011 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	869,750
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,130,911
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	761,765
J.P. Morgan and Company Subordinated Notes (Formerly Bank One), 5.250% Due 01/30/13	1,000,000	1,037,173
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	951,900
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	506,254
US Bank Subordinated Notes, 4.800% Due 04/15/15	1,500,000	1,641,132
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	1,028,807
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,744,715
15.6% - Total Finance		$9,672,407

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.875% Due 05/15/16	1,000,000	1,178,403
Dover Corporation Senior Unsecured Notes, 5.450% Due 03/15/18	1,000,000	1,184,500
Emerson Electric Corporation Senior Notes, 5.375% Due 10/15/17	1,117,000	1,300,884
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,037,243
General Electric Company Notes, 5.000% Due 02/01/13	500,000	523,834
IBM Corporation Senior Unsecured Notes, 5.700% Due 09/14/17	1,820,000	2,168,142
Pepsico Incorporated Senior Unsecured Notes, 5.000% Due 06/01/18	1,056,000	1,227,241
Procter & Gamble Company, 5.500% Due 02/01/34	1,000,000	1,258,597
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17	1,000,000	1,161,322
Wal-Mart Stores Incorporated Senior Unsecured Notes,7.550% Due 02/15/30	1,500,000	2,147,065
21.3% - Total Industrial		$13,187,231

Utilities
Alabama Power Company Senior Notes, 5.200% Due 1/15/16	715,000	818,671
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17	425,000	499,407
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16	400,000	418,519
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17	800,000	924,283
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,000,000	1,161,155
6.2% - Total Utilities		$3,822,035

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 3.000% Due 07/16/18	1,750,000	1,832,385
3.0% - Total Sovereign Bonds		1,832,385

United States Government Agency Obligations
FFCB, 4.480% Due 08/24/12	2,000,000	2,075,208
FFCB, 5.875% Due 10/03/16	2,025,000	2,451,649
FHLB, 5.130% Due 05/24/13	800,000	862,460
FHLB, 5.500% Due 12/11/13	1,000,000	1,109,712
FHLMC., 4.375% Due 11/09/11	800,000	803,365
TVA, 4.875% Due 12/15/16	500,000	587,488
TVA, 6.250% Due 12/15/17	500,000	631,090
TVA, 7.125% Due 05/01/30	1,500,000	2,280,144
17.4% - Total United States Government Agency Obligations		$10,801,116

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC., Gold 30 Year Mortage Backed, 4.500% Due 12/01/35	1,442,291	1,536,347
FHLMC., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	775,844
FHLMC CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	968,257
GNMA, 5.500% Due 02/15/17	82,591	88,837
5.4% - Total United States Government Agency Obligations - Mortgage Backed Securities		$3,369,285

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,000,000	2,317,970
United States Treasury Note, 2.125% Due 05/31/15	2,500,000	2,638,465
United States Treasury Note, 3.500% Due 02/15/39	1,500,000	1,668,046
United States Treasury Note, 3.750% Due 08/15/41	750,000	873,165
United States Treasury Note, 4.125% Due 05/15/15	1,100,000	1,239,305
United States Treasury Note, 4.625% Due 02/15/17	800,000	949,313
15.6% - Total United States Government Treasury Obligations		$9,686,264

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue Build America Bond, 5.330% Due 06/01/20	750,000	848,108
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/37	1,785,000	2,016,961
Kentucky Asset Liability Commission Revenue, 2.939 % Due 04/01/14	1,400,000	1,433,824
Miami University Ohio General Receipts Revenue Build America Bond, 5.263% Due 09/1/18	1,000,000	1,078,020
University of Cincinnati Ohio General Receipts Revenue Build America Bond, 4.667% Due 06/01/18	1,000,000	1,097,330
10.4% Total Taxable Municipal Bonds		$6,474,243

Total Fixed Income Securities 94.9%		$58,844,966
(Identified Cost $53,610,755)

Cash Equivalents
First American Government Obligation Fund, Class Z*	2,557,750	2,557,750
Total Cash Equivalents 4.1%		$2,557,750
(Identified Cost $2,557,750)

Total Portfolio Value 99.0%		$61,402,716
(Identified Cost $56,168,505)

Other Assets In Excess of Liabilities 1.0%		$640,321

Total Net Assets 100.0%		$62,043,037

*   The Annualized Yield for this Security, as of June 30, 2011, was 0.00%
CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2011 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 6.200% Due 05/16/14	1,000,000	1,116,105
Aon Corporation Senior Unsecured Notes, 3.500% Due 09/30/15	1,000,000	1,032,985
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	800,940
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	502,439
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/14	1,000,000	981,420
JP Morgan Chase and Company Senior Unsecured Notes, 4.750% Due 05/01/13	500,000	525,880
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	1,047,060
PNC Funding Corporation Bank Guarantee Note, 5.250% Due 11/15/15	1,000,000	1,074,238
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	359,440
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	1,030,000	1,131,738
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	1,000,000	1,037,952
21.0% - Total Finance		$9,610,197

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.875% Due 05/15/16	1,228,000	1,447,079
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/16	900,000	1,053,653
Clorox Company Senior Unsecured Notes, 5.000% Due 03/01/13	1,000,000	1,052,377
Emerson Electric Company Senior Unsecured Notes, 5.000% Due 12/15/14	1,000,000	1,113,790
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,313,000	2,399,143
General Mills Incorporated Senior Unsecured Notes, 6.000% Due 02/15/12	500,000	509,447
IBM Corporation, 7.500% Due 06/15/13	550,000	609,264
Kellogg Corporation Senior Unsecured Notes, 5.125% Due 12/03/12	1,000,000	1,048,160
Kraft Foods Incorporated Senior Unsecured Notes, 6.000% Due 02/11/13	598,000	633,659
The Coca-Cola Company Senior Unsecured Notes, 1.800% Due 09/01/16	1,000,000	1,002,890
Kroger Company Senior Unsecured Notes, 5.500% Due 02/01/13	705,000	742,618
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/14	500,000	550,631
Transcontinental Gas Pipeline Corporation Senior Unsecured Notes, 8.875% Due 07/15/12	670,000	708,832
Walt Disney Company Senior Unsecured Notes, 4.700% Due 12/01/12	1,000,000	1,045,339
30.4% - Total Industrials		$13,916,882

Utilities
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	930,000	1,033,628
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	815,000	904,071
Florida Power & Light First Mortgage, 4.850% Due 02/01/13	1,000,000	1,050,038
Midamerican Energy Holdings Senior Unsecured Notes, 5.875% Due 10/01/12	769,000	806,353
National Rural Utilities Collateral Trust, 5.500% Due 07/01/13	300,000	323,866
Virginia Electric & Power Company Senior Unsecured Notes, 5.100% Due 11/30/12	500,000	523,970
10.1% - Total Utilities		$4,641,926

Taxable Municipal Bonds
Campbell Kenton & Boone Counties Kentucky Sanitation District Revenue
Build America Bonds, 3.500% Due 08/01/13	380,000	393,954
State of Kentucky Property & Buildings Commission Revenue
Build America Bonds, 4.077% Due 11/01/15	1,000,000	1,080,420
3.2% - Total Municipal Bonds		$1,474,374

United States Government Agency Obligations
FNMA Step Up Coupon, 2.000% Due 03/26/15	1,500,000	1,521,731
FNMA, 1.500% Due 10/14/14	2,000,000	2,041,522
FNMA, 1.550% Due 09/21/16	2,000,000	2,004,072
FNMA, 2.625% Due 11/20/14	3,000,000	3,179,799
FNMA, 3.000% Due 07/23/15	1,850,000	1,883,796
23.2% - Total United States Government Agency Obligations		$10,630,920

United States Government Agency Obligations - Mortgage Backed Securities
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	354,120	371,796
Freddie Mac 15 year Mortgage Backed Security, 4.000% Due 07/01/25	952,225	1,003,037
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	141,624	143,519
3.3% - Total United States Government Agency Obligations - Mortgage Backed Securities		$1,518,352

Total Fixed Income Securities 4.4%		$41,792,651
(Identified Cost $41,312,203)

Cash & Cash Equivalents
First American Government Obligation Fund, Class Z*	803,992	803,992
Total Cash Equivalents 1.7%		$803,992
(Identified Cost $803,992)

Total Portfolio Value 6.1%		$42,596,643
(Identified Cost $42,116,196)

Other Assets in Excess of Liabilities 7.0%		$3,209,553

Total Net Assets: 100.0% 13.1%		$45,806,196

Futures Contracts	Long	Unrealized
	Contracts	Depreciation
E-mini Standard & Poors 500 expiring December 2011 (50 units per contact)	801	$(1,251,563)
(Notional Value of $43,313,371)

*  The Annualized Yield for this Security, as of September 30, 2011, was 0.00%
CMO - Collateralized Mortgage Obligation
FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using  market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2011:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,476,999	$	---	$	---	$3,476,999
Industrials	5,175,132		---		---	5,175,132
Telecomm Services	1,875,760		---		---	1,875,760
Consumer Staples	10,056,218		---		---	10,056,218
Consumer Discretionary	6,404,683		---		---	6,404,683
Energy	10,223,318		---		---	10,223,318
Financial Services	6,299,801		---		---	6,299,801
Health Care	7,066,040		---		---	7,066,040
Information Technology	8,924,537		---		---	8,924,537
Money Market Fund	1,481,942		---		---	1,481,942
Total	$60,894,430	$	---	$	---	$60,894,430

Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$2,249,867	$	---	$	---	$2,249,867
Industrials	3,768,766		---		---	3,768,766
Consumer Staples	3,484,212		---		---	3,484,212
Consumer Discretionary	2,658,812		---		---	2,658,812
Energy	4,195,780		---		---	4,195,780
Financial Services	3,698,257		---		---	3,698,257
Health Care	4,697,102		---		---	4,697,102
Information Technology	6,865,567		---		---	6,865,567
Money Market Fund	1,282,538		---		---	1,282,538
Total	$32,900,901	$	---	$	---	$32,900,901

Dynamic Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$1,128,954	$	---	$	---	$1,128,954
Industrials	1,406,333		---		---	1,406,333
Consumer Discretionary	1,856,133		---		---	1,856,133
Energy	1,428,052		---		---	1,428,052
Financial Services	147,580		---		---	147,580
Health Care	324,893		---		---	324,893
Information Technology	2,173,348		---		---	2,173,348
Money Market Fund	55,924		---		---	55,924
Total	$8,521,217	$	---	$	---	$8,521,217

Disciplined Large-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$431,342	$	---	$	---	$431,342
Industrials	684,031		---		---	684,031
Telecomm Services	74,863		---		---	74,863
Consumer Staples	428,246		---		---	428,246
Consumer Discretionary	751,532		---		---	751,532
Energy	1,333,116		---		---	1,333,116
Financial Services	739,731		---		---	739,731
Health Care	616,426		---		---	616,426
Information Technology	1,742,469		---		---	1,742,469
Real Estate Investment Trusts	135,480		---		---	135,480
Money Market Fund	32,724		---		---	32,724
Total	$6,969,960	$	---	$	---	$6,969,960

Disciplined Mid-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$2,708,709	$	---	$	---	$2,708,709
Industrials	3,747,103		---		---	3,747,103
Telecomm Services	396,948		---		---	396,948
Consumer Staples	1,473,294		---		---	1,473,294
Consumer Discretionary	4,544,315		---		---	4,544,315
Energy	3,584,780		---		---	3,584,780
Financial Services	3,023,047		---		---	3,023,047
Health Care	4,398,224		---		---	4,398,224
Information Technology	5,717,434		---		---	5,717,434
Utilities	282,364		---		---	282,364
Real Estate Investment Trusts	1,295,229		---		---	1,295,229
Money Market Fund	82,228		---		---	82,228
Total	$31,253,675	$	---	$	---	$31,253,675

Disciplined Small-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$281,087	$	---	$	---	$281,087
Industrials	1,011,668		---		---	1,011,668
Telecomm Services	77,553		---		---	77,553
Consumer Staples	129,615		---		---	129,615
Consumer Discretionary	861,188		---		---	861,188
Energy	420,249		---		---	420,249
Financial Services	783,971		---		---	783,971
Health Care	554,665		---		---	554,665
Information Technology	957,740		---		---	957,740
Real Estate Investment Trusts	117,224		---		---	117,224
Money Market Fund	26,086		---		---	26,086
Total	$5,221,046	$	---	$	---	$5,221,046

Realty Fund	Level 1	Level 2		Level 3		Total
REIT – Apartments	$1,488,695	$	---	$	---	$1,488,695
REIT – Diversified	530,507		---		---	530,507
REIT – Healthcare	470,028		---		---	470,028
REIT – Lodging and Hotels	912,871		---		---	912,871
REIT – Materials	208,260		---		---	208,260
REIT – Office and Industrial	1,693,198		---		---	1,693,198
REIT – Retail	2,439,858		---		---	2,439,858
REIT – Storage	445,400		---		---	445,400
Money Market Fund	240,250		---		---	240,250
Total	$8,429,067	$	---	$	---	$8,429,067

International Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$1,201,098	$	---	$	---	$1,583,569
Industrials	1,184,907		---		---	1,544,997
Telecomm Services	1,129,649		---		---	1,052,429
Consumer Staples	918,413		---		---	1,170,160
Consumer Discretionary	795,754		---		---	943,817
Energy	1,227,092		---		---	1,591,396
Financial Services	2,203,282		---		---	3,101,842
Health Care	767,015		---		---	843,829
Information Technology	741,191		---		---	1,054,535
Utilities	348,975		---		---	484,817
Money Market Fund	168,096		---		---	132,729
Total	$10,685,472	$	---	$	---	$13,504,120

Fixed Income Fund	Level 1		Level 2	Level 3		Total
Corporate Bonds
Bank and Finance	$	---	$35,794,185	$	---	$35,794,185
Industrials		---	37,502,693		---	37,502,693
Utilities		---	18,689,671		---	18,689,671
U.S. Government Agency Obligations – Mortgage-Backed		---	18,310,981		---	18,310,981
U.S. Government Agency Obligations		---	18,437,151		---	18,437,151
U.S. Government Obligations		---	23,907,280		---	23,907,280
Taxable Municipal Bonds		---	25,620,701		---	25,620,701
Sovereign Bonds		---	5,210,617		---	5,210,617
Money Market Fund		3,891,077	---		---	3,891,077
Total		$3,891,077	$183,473,279	$	---	$187,364,356

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds
General Obligation – City	$	---	$3,517,593	$	---	$3,517,593
General Obligation – County		---	526,311		---	526,311
General Obligation – State		---	3,602,170		---	3,602,170
Higher Education		---	6,505,219		---	6,505,219
Hospital / Health		---	2,528,038		---	2,528,038
Revenue Bonds – Electric		---	608,288		---	608,288
Revenue Bonds – Water & Sewer		---	2,735,413		---	2,735,413
Other Revenue		---	2,645,045		---	2,645,045
School District		---	8,983,973		---	8,983,973
State Agency		---	2,675,317		---	2,675,317
Housing		---	1,473,949		---	1,473,949
Money Market Fund		630,137	---		---	630,137
Total		$630,137	$34,323,971	$	---	$36,431,453

JIC Institutional Bond Fund I	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$11,718,375	$	---	$11,718,375
Industrial		---	13,476,116		---	13,476,116
Utilities		---	6,195,985		---	6,195,985
U.S. Agency Obligations		---	15,038,982		---	15,038,982
U.S. Agency Obligations – Mortgage-Backed		---	342,925		---	342,925
U.S. Treasury Obligations		---	8,478,697		---	8,478,697
Taxable Municipal Bonds		---	6,102,144		---	6,102,144
Sovereign Bonds		---	1,577,650		---	1,577,650
Money Market Fund		4,895,523	---		---	4,895,523
Total		$4,895,523	$62,930,874	$	---	$67,826,397

JIC Institutional Bond Fund II	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$12,958,892	$	---	$12,958,892
Industrial		---	12,266,070		---	12,266,070
Utilities		---	5,375,487		---	5,375,487
U.S. Agency Obligations		---	10,041,991		---	10,041,991
U.S. Agency Obligations – Mortgage-Backed		---	6,110,360		---	6,110,360
U.S. Treasury Obligations		---	9,535,691		---	9,535,691
Sovereign Bonds		---	2,197,312		---	2,197,312
Taxable Municipal Bonds		---	7,357,521		---	7,357,521
Money Market Fund		2,512,353	---		---	2,512,353
Total		$2,512,353	$65,843,324	$	---	$68,355,677

JIC Institutional Bond Fund III	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$9,672,407	$	---	$9,672,407
Industrial		---	13,187,231		---	13,187,231
Utilities		---	3,822,035		---	3,822,035
Sovereign Bonds		---	1,832,385		---	1,832,385
U.S. Agency Obligations		---	10,801,116		---	10,801,116
U.S. Agency Obligations – Mortgage-Backed		---	3,369,285		---	3,369,285
U.S. Treasury Obligations		---	9,686,264		---	9,686,264
Taxable Municipal Bonds		---	6,474,243		---	6,474,243
Money Market		2,557,750	---		---	2,557,750
Total		$2,557,750	$58,844,966	$	---	$61,402,716

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$9,610,197	$	---	$9,610,197
Industrial		---	13,916,882		---	13,916,882
Utilities		---	4,641,926		---	4,641,926
Taxable Municipal Bonds		---	1,474,374		---	1,474,374
U.S. Agency Obligations		---	10,630,920		---	10,630,920
U.S. Agency Obligations – Mortgage-Backed		---	1,518,352		---	1,518,352
Money Market		803,992	---		---	803,992
Sub-Total		$803,992	$41,792,651	$	---	$42,596,643
Other Financial Instruments*		(1,251,263)	---		---	(1,251,263)
Total		$(447,271)	$41,792,651	$	---	$42,149,372

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value.  As of and during the nine month period ended September 30, 2010, no securities were transferred into or out of Level 1 or Level 2.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation.  The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year, generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December).  The contracts are held until it is time to roll into the next contracts.  The average daily notional value for the nine months ended September 30, 2011 was $50,684,991.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date.  A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold.  Realized gains/losses on futures contracts are reported separately within the Statement of Operations.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Balance of Net Due to Broker as of September 30, 2011:
Net variation margin payable on futures contracts as of March 31, 2011:	$1,213,515
Net Due to Broker:		$1,213,515

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 26, 2011 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: November 28, 2011

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: November 28, 2011

* Print the name and title of each signing officer under his or her signature